Discontinued Operations	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 14 – Discontinued Operations

On June 30, 2025, management committed to a plan to discontinue the Company’s legacy Snacks and Beverages business, which historically involved the sale of packaged snack products through wholesale and distribution channels. This decision was made in connection with the Company’s strategic shift toward foodservice packaging distribution, Robotics-as-a-Service, and hotel operations. Management determined that the discontinuation represents a strategic shift that has a major effect on the Company’s operations and financial results, and accordingly, the Snacks and Beverages business has been classified as discontinued operations.

The results of the Snacks and Beverages business have been presented as discontinued operations for all periods presented. Accordingly, revenues, expenses, assets, and liabilities associated with this business have been segregated from continuing operations in the consolidated financial statements, and prior-period amounts have been reclassified to conform to the current-period presentation.

As of December 31, 2025 and June 30, 2025, the Company had no remaining assets associated with the discontinued operations. Liabilities related to discontinued operations totaled $406,605 and $479,005 as of December 31, 2025 and June 30, 2025, respectively, and are included in the consolidated balance sheets. These liabilities consist primarily of accounts payable and accrued liabilities.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Results of Discontinued Operations

The following table presents the financial results of discontinued operations for the three and six months ended December 31, 2025 and 2024:

	For the Three Months Ended December 31,		For the Six Months Ended December 31,
	2025	2024	2025	2024
Revenues - net	$-	$15,141	$-	$39,595

Costs and expenses	-	9,591	-	23,460
General and administrative expenses	1,110	51,998	2,562	158,409
Total costs and expenses	1,110	61,589	2,562	181,869

Net loss from discontinued operations	$(1,110)	$(46,448)	$(2,562)	$(142,274)

Liabilities of Discontinued Operations

The carrying amounts of the liabilities of discontinued operations as of December 31, 2025 and June 30, 2025 were as follows:

	December 31, 2025	June 30, 2025
Current liabilities
Accounts payable and accrued expenses	$406,605	$479,005
Total liabilities	$406,605	$479,005

Note 14 – Discontinued Operations

On June 30, 2025, management elected to discontinue the Company’s legacy Snacks and Beverages business, which historically involved the sale of packaged snack products through wholesale and distribution channels. This decision was part of a broader strategic realignment to focus resources on the Company’s continuing operations, including foodservice packaging distribution and RaaS.

The results of the Snacks and Beverages business have been presented as discontinued operations for all periods presented. Accordingly, revenues, expenses, assets, and liabilities associated with this activity have been segregated from continuing operations in the consolidated financial statements. Prior-period amounts have been reclassified to conform to the current presentation.

Results of Discontinued Operations

The operating results of discontinued operations for the years ended June 30, 2025 and 2024 were as follows:

	For the Years Ended June 30,
	2025	2024
Revenues - net	$41,551	$89,272
Costs and expenses	214,443	365,887
Loss from operations	(172,892)	(276,615)
General and administrative expenses	(6,802)	(5,429)
Net loss from discontinued operations	$(179,694)	$(282,044)

Assets and Liabilities of Discontinued Operations

The operating results of discontinued operations for the years ended June 30, 2025 and 2024 were as follows:

The carrying amounts of the assets and liabilities of discontinued operations as of June 30, 2025 and 2024 were as follows:

	June 30,
	2025	2024
Current assets
Cash	$-	$10,634
Accounts receivable	-	22,297
Prepaid and other	-	34,437
Inventory	-	25,995
Total assets	$-	$93,363

Current liabilities
Accounts payable and accrued expenses	$479,005	$457,610
Total liabilities	$479,005	$457,610